Balance Sheet Details - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet Details [Line Items]
Depreciation expense	$ 4,580	$ 2,657	$ 3,847	$ 2,096	$ 1,017